Stock Awards and Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2023	Dec. 31, 2021
Stock Awards and Stock-Based Compensation
Aggregate intrinsic value of options exercised			$ 0		$ 0	$ 0
Weighted average grant-date fair value of options granted per share			$ 4.35	$ 18.75	$ 16.20	$ 114.75
Weighted average grant-date fair value of options granted amount		$ 10	$ 4	$ 10	$ 12	$ 57
Stock options outstanding			26,992		26,239	25,808	26,657	26,399	25,808
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary (in shares)			3,649
Share-Based Payment Arrangement, Option
Stock Awards and Stock-Based Compensation
Stock options outstanding			26,992		26,239
Restricted stock units, outstanding			6,680		4,761
Stock not yet issued			5,475		4,012
Stock granted not yet vested			1,205		750
Unrecognized stock-based compensation related to common stock grants			$ 6		$ 9
Restricted Stock Units (RSUs)
Stock Awards and Stock-Based Compensation
Restricted stock units, outstanding			72,762		29,740
Stock not yet issued			3,428		3,187
Restricted stock units ("RSUs") granted but not yet vested			69,335		26,553
Unrecognized stock compensation related to the RSUs			$ 343		$ 25
Treasury Stock
Stock Awards and Stock-Based Compensation
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary (in shares)	[1]	(150)		(2,796)	(118)
Management | Grants
Stock Awards and Stock-Based Compensation
Stock based awards granted					$ 6	$ 49
Management | Share-Based Payment Arrangement, Option
Stock Awards and Stock-Based Compensation
Stock based awards granted					0
Management | Restricted Stock Units (RSUs)
Stock Awards and Stock-Based Compensation
Stock based awards granted					36	190
Various employees | Grants
Stock Awards and Stock-Based Compensation
Stock based awards granted					82	307
Various employees | Share-Based Payment Arrangement, Option
Stock Awards and Stock-Based Compensation
Stock based awards granted					12	57
Various employees | Restricted Stock Units (RSUs)
Stock Awards and Stock-Based Compensation
Stock based awards granted					$ 627	$ 1,800

[1]	After giving effect to the 15 for 1 reverse stock split effected on January 6, 2025.